Prepaid charter revenue (Tables)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue Analysis [Table Text Block]
Description	Amount	Accumulated Amortization	Net
Prepaid charter revenue	$42,000	$(12,204)	$29,796
Deferred asset from varying charter rates	122	0	122
Total	$42,122	$(12,204)	$29,918

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$17,937
Year 2	$8,968
Year 3	$2,891